Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) service_providers market data_center continent	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Item Effected [Line Items]
Number of network providers that provide internet access | service_providers		1,400
Data centers sites | data_center		150
Number of markets data center operates in | market		41
Data centers operates In number of continents | continent		5
Cash equivalents maturity period (in days)		90 days
A single customer is accounted for a percentage of accounts receivable or revenues for a period		10.00%	10.00%	10.00%
Impairment charge		$ 0	$ 0
Percentage of revenue derived from recurring revenue streams		90.00%
Impairment charges	$ 7,698	$ 7,698	$ 0	$ 0
Equity awards vesting period (in years)		4 years
Expected dividend rate (percent)		0.00%
3.00% Convertible Subordinated Notes
Item Effected [Line Items]
Interest rate (percent)		3.00%		3.00%
4.75% Convertible Subordinated Notes
Item Effected [Line Items]
Interest rate (percent)		4.75%	4.75%	4.75%
Minimum
Item Effected [Line Items]
Short term investment maturity (in days and years)		90 days
Maximum
Item Effected [Line Items]
Short term investment maturity (in days and years)		1 year
Executives | Minimum
Item Effected [Line Items]
Equity awards vesting period (in years)		2 years
Executives | Maximum
Item Effected [Line Items]
Equity awards vesting period (in years)		4 years